Inventory (Tables)	9 Months Ended
Sep. 30, 2023
Inventory
Schedule Of Inventory
	September 30,	December 31,
	2023	2022
Raw materials	$83,096	$393,253
Work in process	35,110	111,119
Finished goods	99,122	90,850
Total	$217,328	$595,222